                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [_]; Amendment Number: _________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     StepStone Group LP
Address:  4350 La Jolla Village Drive, Suite 800
          San Diego, California 92122

13F File Number: None.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Ment
Title: General Counsel and Chief Compliance Officer of StepStone Group Holdings LLC, general partner of StepStone Group LP
Phone:  (212) 351-6121

Signature, Place, and Date of Signing:

/s/ Jason Ment            New York, NY                February 5, 2013
------------------------  --------------------------  ------------------------
[Signature]               [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form13F Information Table Entry Total:             13
Form13F Information Table Value Total:   $     77,165
                                         ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

                                                    VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
QUINSTREET INC            COM            74874Q100    1,815   270,114 SH       SOLE       N/A        270,114      0    0
ZYNGA INC                 CL A           98986T108    6,175 2,616,360 SH       SOLE       N/A      2,616,360      0    0
FIDUS INVT CORP           COM            316500107    4,279   260,105 SH       SOLE       N/A        260,105      0    0
LPL FINL HLDGS INC        COM            50212V100      755    26,809 SH       SOLE       N/A         26,809      0    0
WHOLE FOODS MKT INC       COM            966837106    3,394    37,230 SH       SOLE       N/A         37,230      0    0
HCA HOLDINGS INC          COM            40412C101   25,715   852,347 SH       SOLE       N/A        852,347      0    0
C&J ENERGY SVCS INC       COM            12467B304    2,583   120,492 SH       SOLE       N/A        120.492      0    0
APACHE CORP               COM             37411105   14,326   182,498 SH       SOLE       N/A        182,498      0    0
EDUCATION MGMT CORP NEW   COM            28140M103    5,219 1,191,519 SH       SOLE       N/A      1,191,519      0    0
CAESARS ENTMT CORP        COM            127686103   11,522 1,665,032 SH       SOLE       N/A      1,665,032      0    0
REACHLOCAL INC            COM            75525F104    1,240    96,081 SH       SOLE       N/A         96,081      0    0
RPX CORP                  COM            74972G103       40     4,396 SH       SOLE       N/A          4,396      0    0
HALLADOR ENERGY COMPANY   COM            40609P105      102    12,324 SH       SOLE       N/A         12,324      0    0